INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Schedule of intangible assets
	As of December 31,
	2011	2012
	$	$
Trademarks	25,000	25,000
Software	3,371,959	3,706,155
Less: accumulated amortization	(1,946,739)	(2,467,511)
	1,450,220	1,263,644